                                   BB&T FUNDS

                       SUPPLEMENT DATED NOVEMBER 30, 2006
                                     TO THE
              BB&T CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

REORGANIZATION OF THE BB&T LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") WITH AND INTO THE BB&T LARGE CAP FUND ("LARGE CAP FUND").

BB&T Asset Management, Inc. has proposed the reorganization of Large Cap Growth Fund with and into the Large Cap Fund and the Board of Trustees has approved such reorganization. Completion of the reorganization is subject to a number of conditions, including approval by the shareholders of the Large Cap Growth Fund. It is expected that this approval will be sought at a shareholder meeting expected to be held in January 2007. Prior to the shareholder meeting, shareholder of the Large Cap Growth Fund will receive (i) a Prospectus/Proxy Statement describing in detail the proposed reorganization and summarizing the Board's considerations in recommending that shareholders approve the reorganization and (ii) a proxy card(s) and instructions on how to submit a vote.

Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.



               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE






BBT-SU-R-1106


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                                   BB&T FUNDS

                       SUPPLEMENT DATED NOVEMBER 30, 2006
                                     TO THE
                      BB&T INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006,
                             AS AMENDED MAY 30, 2006

REORGANIZATION OF THE BB&T LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") WITH AND INTO THE BB&T LARGE CAP FUND ("LARGE CAP FUND").

BB&T Asset Management, Inc. has proposed the reorganization of Large Cap Growth Fund with and into the Large Cap Fund and the Board of Trustees has approved such reorganization. Completion of the reorganization is subject to a number of conditions, including approval by the shareholders of the Large Cap Growth Fund. It is expected that this approval will be sought at a shareholder meeting expected to be held in January 2007. Prior to the shareholder meeting, shareholder of the Large Cap Growth Fund will receive (i) a Prospectus/Proxy Statement describing in detail the proposed reorganization and summarizing the Board's considerations in recommending that shareholders approve the reorganization and (ii) a proxy card(s) and instructions on how to submit a vote.

Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.



               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE







BBT-SU-I-1106